SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements include the accounts of BCD and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant accounting estimates reflected in the Company’s financial statements include the allowances for doubtful accounts and sales discounts; valuation of inventories; valuation of derivative instruments; useful lives and commencement of productive use of property, plant and equipment, impairment of investments, goodwill and long-lived assets; valuation allowance for deferred tax assets; accruals for product warranty costs; valuation of warrant liability and share-based compensation expense.

Risks, Uncertainties and Concentrations of Credit Risk

The Company participates in the high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations, or cash flows: the Company’s ability to expand its market share with leading original design manufacturers (ODMs) and original equipment manufacturers (OEMs) as customers, its average selling prices and its sales volumes, costs or product developments, its plans regarding the construction of its second fab, its manufacturing results and the economic political and social conditions in China.

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable and derivatives held for trading. Derivatives with positive fair values at the balance sheet date are evaluated for credit risk. The Company places its cash with financial institutions with high-credit ratings and quality. The counter-parties to the derivatives are reputable financial institutions and business organization. Management does not expect the Company’s exposure to default by those parties to be material. The Company conducts credit evaluations of customers and requires collateral or other security from its distributors. The Company establishes an allowance for doubtful accounts based upon the aging of the receivables, historical collection data and internal assessments of credit quality.

Cash and Cash equivalents

Cash and cash equivalents consist of cash on hand and deposits in banks which are unrestricted as to withdrawal or use.

Inventories

Inventories are stated at the lower of cost or market value. Cost comprises direct materials, labor and where applicable, indirect labor costs and overhead that have been incurred in bringing the inventories to their present location and condition. Cost is calculated on a weighted average basis. The Company periodically assesses the values of inventories and, when appropriate, writes down the values of inventories through charges to cost of revenue. The assessments are generally based on a comparison of inventory quantities on hand at period end and inventory quantities by shipment forecast of next six months multiplying the seasonality factor, determined by product line. Progressive rates from 50% to 100% are applied to slow-moving inventories based on aging of the items and shipments made over the lastest six months. In addition, the qualitative factors, such as whether the product is a new product should be considered when appropriate and the values of inventories aged over two years are fully written down.

Excess Value-added Tax Paid

Pursuant to the PRC Provisional Regulation on the Value Added Tax, or VAT, and its implementation rules, any entity engaged in the sale of goods, the provision of specified services and the importation of goods in PRC is generally required to pay VAT at the rate of 17.0% of the gross sales proceeds, less any creditable VAT already paid or borne by such entity or individual. In addition, producers or trading companies who export their products are generally exempted from VAT and are refunded monthly a certain percentage of the VAT they have paid to their suppliers with regard to the exported products. As of December 31, 2010 and 2011, the excess value-added tax paid by the PRC subsidiaries amounted to $2,605,883, and $2,300,153 respectively, of which $1,605,796 and $706,435 were refunded in January 2011 and 2012, respectively.

Pursuant to the Republic of China (“ ROC”) Value Added and Non Value Added Business Tax Act, and its implementation rules, any entity engaged in the sale of goods or services and the import of goods within the territory of the ROC is generally required to pay Value-added business tax at the rate of 5.0% of the gross sales proceeds, less any creditable Value-added business tax already paid or borne by such entity or individual. As of December 31, 2010 and 2011, the excess value-add business tax receivable by the ROC subsidiaries amounted to $0 and $114,213, respectively.

Derivative Instruments

A substantial majority of the Company’s revenue is denominated in U.S. dollars, while the manufacturing and operating costs are incurred in RMB. Therefore, changes in the currency exchange rate between U.S. dollars and RMB could have an impact on the Company’s results of operations and cash flows. Since 2010, the Company has been using forward contracts as a tool to mitigate the adverse impact on its financial statements caused by fluctuations on the exchange rate (Note 18). The Company did not enter into foreign currency derivative contracts for any purpose other than risk management.

The Company adopted Accounting Standards Codification (“ASC”) Topic 815, “Derivatives and Hedging,” to account for the derivative instruments. In accordance with ASC Topic 815, a derivative that does not meet the criteria for hedge accounting is classified as a financial asset or a financial liability held for trading. The Company did not designate the forward contracts to be accounted for under hedge accounting. At each reporting period end, the Company evaluates the fair value of derivatives outstanding. If the fair value of the derivative is positive, the derivative is recognized as a financial asset under other current assets; otherwise, the derivative is recognized as a financial liability under other current liabilities. Changes in the fair value are recognized as gain/(loss) on valuation of financial instruments on the consolidated statements of operations.

Property, Plant and Equipment

Property, plant and equipment are carried at cost less accumulated depreciation. Certain external costs directly related to the construction of such properties including professional fees, duties and tariffs, equipment installation and shipping costs as well as borrowing costs for qualifying assets are capitalized in accordance with the Company’s accounting policy.

Depreciation commences when the assets are put into service. Property, plant and equipment are depreciated on a straight-line basis over the following estimated useful lives:

Building	40 years
Manufacturing equipment	3 or 5 years
Electronic equipment	5 years
Software	5 years
Furniture and office equipment	3 to 5 years
Transportation equipment	5 years

Leasehold improvements are depreciated over their useful lives (usually 5 years) or lease term, whichever is shorter.

Goodwill and Acquired Intangible Assets

The Company accounts for goodwill and intangible assets in accordance with ASC Topic 350 “Goodwill and Other Intangible Assets”. Goodwill and intangible assets with indefinite lives are not amortized, but are instead reviewed for impairment annually (or more frequently if impairment indicators arise). The intangible assets with definite lives acquired through business acquisition are amortized from 5 months to 5 years.

Land Use Right

Land use right is recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the term of the land use right, which is 50 years.

Impairment of Long-lived Assets and Goodwill

The Company reviews the carrying amount of its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Events the Company considers important which could trigger an impairment review include, but are not limited to, the following: (i) significant under performance relative to historical or projected future operating results; (ii) significant changes in the manner of the Company’s use of the acquired assets or the Company’s overall business strategy; and (iii) significant unfavorable industry or economic trends. When those events occur, the Company determines impairment by comparing the carrying amount of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the assets over their fair value based on the present value of estimated future cash flows. Based on the impairment test performed, the Company determined the acquired intangible assets were impaired and recorded an impairment loss of $796,802 (See Note 10).

The Company completes a two-step goodwill impairment test on an annual basis. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The fair value of each reporting unit is estimated using the expected present value of future cash flows. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Based on the step one test performed, the fair value of each reporting unit is greater than its carrying amount, and therefore, step two was not required. (See Note 10)

The application of the impairment test requires judgment, including the identification of reporting units, assignments of assets and liabilities to reporting units and the determination of the fair value of each reporting unit. Further, the impairment test involves the use of accounting estimates and assumptions related to future operating results. Consistent with the requirements of ASC Topic 350, the fair values of reporting units are generally based on discounted cash flow projections that are believed to be reasonable under current and forecasted circumstances, the results of which form the basis for making judgments about carrying values of the reported net assets of the reporting units.

Investment in Equity Securities

Investments in equity securities of entities which do not have a readily determinable market value and in which the Company does not have significant influence are accounted for by the cost method. The Company evaluates significant influence by evaluating whether it has the power through its ownership interest, the number of board seats, other management authority they are entitled to and other abilities they have to significantly influence the financial and operating policy decisions of the investee. Under the cost method, the Company records an investment in the equity securities of an investee at cost, and recognizes income when dividends received are distributed from net accumulated earnings of the investee since the date of acquisition by the investor. The net accumulated earnings of an investee subsequent to the date of investment are recognized by the Company only to the extent distributed by the investee as dividends. Dividends received in excess of earnings subsequent to the date of investment are considered a return of investment and are recorded as reductions of cost of the investment. A series of operating losses of an investee or other factors may indicate that a decrease in value of the investment has occurred which is other than temporary and should accordingly be recognized.

The Company adopted the provisions of ASC Topic 320, “Investments—Debts and Equity Securities” and used the guidelines therein to determine whether the impairment of its investment in equity securities accounted under the cost method is temporary or other-than temporary. The Company evaluates whether an event or change in circumstances has occurred in that period that may have a significant adverse effect on the fair value of the investment (an "impairment indicator"). If an impairment indicator is present, it may indicate that a decrease in value of the investment has occurred. In determining whether the decline in value of the investments was other-than-temporary, the Company considers several factors including, but not limited to, its intention and ability to hold the investment, the financial condition and near-term prospects of the investee, severity of impairment, duration of impairment and forecasted recovery of investment. The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to various risks and uncertainties. The risks and uncertainties include changes in the economic climate, strategy of the company and management of the investee. Once an indicator for other than temporary impairment exists, the Company determines the fair value of the non-marketable equity investments using the market approach. The market approach includes the use of financial metrics and ratios of comparable public companies. The selection of comparable companies requires management judgment and is based on a number of factors, including but not limited to, comparable companies’ sizes, growth rates, industries and other relevant factors. The Company recognized an impairment loss of $548,735 in its equity investment for the year ended December 31, 2011.

Warrant Liability Valuation

The Company adopted ASC Topic 480, “Distinguishing Liabilities from Equity,” and all outstanding warrants that were issued to purchase Series C preference shares were reclassified as a liability and remeasured at fair value. Subsequent changes in fair value of warrant liability were then charged to income. The fair value of the warrant liability is estimated using the Black-Scholes option pricing model, which takes into account the following factors: (i) the exercise price of the warrant, (ii) the estimated fair value of the underlying preference shares, (iii) the expected life of the warrants, (iv) the expected volatility, (v) the risk-free interest rate during the expected life of the warrants and (vi) the expected dividend yield of the underlying preference shares. These assumptions are inherently uncertain and highly subjective. The value of the warrant liability decreased by $145,156 and $613,200 and $744,597 for the years ended December 31, 2009, 2010 and 2011, respectively. In February 2011, the Company remeasured the fair value of warrant liability and reclassified it to additional-paid-in-capital as the Series C warrants were converted into warrants to purchase ordinary shares in connection with its initial public offering.

Leases

The Company categorizes leases at their inception as either operating or capital leases. Leases which transfer substantially all benefits and risks incidental to ownership of assets are accounted for as acquisitions of assets and incurrence of obligation at the inception of the lease. Obligations under capital leases are reduced by rental payments net of imputed interest. On certain lease agreements, the Company may receive rent holidays and other incentives. Lease costs are recognized on a straight-line basis without regard to deferred payment terms, such as rent holidays that defer the commencement date of required payments. Additionally, incentives the Company receives are treated as a reduction of its costs over the term of the agreement.

Acquisitions

The Company follows the guidance in ASC Topic 805 “Business Combinations” for its acquisition transactions. Following that guidance , the consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the acquirer, liabilities assumed by the acquirer, and equity instruments issued by acquirer. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of the (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the statements of operations.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. Determining the useful life of an intangible asset also requires judgment, as different types of intangible assets will have different useful lives.

Repurchase of ordinary shares

The Company accounts for the repurchased ordinary shares using par-value method as it intends to retire the repurchased shares. The cost of the repurchased shares is deducted from additional paid-in capital account, and the shares are treated as if they were retired. If the Company pays more than the original issuance price for the shares, the excess cost is charged to accumulated deficit.

Revenue Recognition

The Company recognizes revenue, net of value-added tax, when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable and collectability is reasonably assured. Revenue from the sale of products is recognized upon shipment (when title and risk passes) to customers, net of accruals for estimated sales returns and allowances. The Company recognizes revenue from the analog foundry service contracts upon completion of the services performed and the shipment of the underlying wafers or ICs manufactured under the contracts.

The majority of the Company’s sales are made through distribution arrangements with third parties. The Company recognizes revenue upon shipment to the majority of those third party distributors under these distribution arrangements. The Company’s arrangements with its distributors do not include price protection provisions. The majority of the Company’s distribution agreements include non-exclusive rights to sell and the agreement to use best efforts to promote and develop a market for the Company’s products in certain regions of the world. The agreements are subject to termination by either party with up to three-month’s notice.

Revenue for the sales made to third party distributors may not be recognized if the Company observes any of the conditions listed below which may indicate that collection is not reasonably assured: (i) shipments to distributors when inventory at a distributor is in excess of three months of supply based on Company’s last three months average shipments to that distributor after taking into account the projected business seasonality. The business seasonality factor was calculated by dividing estimated shipment of next three months by shipments of latest three months; (ii) shipments to any distributor for which 10% of its accounts receivable balance is greater than 120 days old; (iii) shipments to any distributor on non-standard sales terms, e.g., extended payments terms, additional rights of returns or allowances, or inventory consignments; (iv) shipments to any new distributor, if such distributor has been qualified as medium or high credit risk; or (v) other indications that may suggest the collection of receivable is not reasonably assured. Beyond the aforementioned quantitative factors, management also considers qualitative factors to assess collectability, including but not limited to: credit history of distributors, collateral provided by distributors and current and projected business volumes to determine whether the revenue related to distributors should be recognized upon shipment. Accordingly, revenue of $668,706 and $1,258,312 was not recognized upon shipment as of December 31, 2010 and 2011, respectively. In these cases, revenue is recognized when the revenue recognition criteria are met. Consistent with the recognition of revenue, the related inventory is not relieved at time of shipment.

The Company offers sales incentives to distributors based on the monetary value of sales made to them. Sales discounts are granted to distributors who meet the pre-determined sales targets. Such incentives are accrued for at the time of sales and recorded as a reduction of the related revenue.

The Company provides a warranty for manufacturing defects in its products for a period of two years from the date of manufacture. The Company provides a warranty accrual that is calculated based on historical experience.

Shipping and Handling Costs

Costs of shipping and handling for delivery of the Company’s products that are reimbursed by customers are recorded as revenue in the statements of operations. Shipping and handling costs are charged to cost of revenue as incurred.

Research and Development

Research and development costs consist of expenditures incurred during the course of planned research and investigation aimed at the discovery of new knowledge that will be useful in developing new products or processes, or at significantly enhancing existing products or production processes as well as expenditures incurred for the design and testing of product alternatives or construction of prototypes. All expenditures related to research and development activities of the Company are charged to operating expenses when incurred.

Foreign Currency Transactions and Translation

The reporting currency of the Company is the U.S. dollar. Foreign currency transactions are recorded in U.S. dollars at the current exchange rate in effect when the transactions occur. Exchange gains or losses derived from foreign currency transactions or monetary assets and liabilities denominated in a foreign currency are recognized in current operations. At the balance sheet date, assets and liabilities denominated in foreign currencies are revalued at prevailing exchange rates with the resulting gains or losses recognized in current operations.

The functional currencies of the Company’s subsidiaries are their respective local currencies. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenue, expenses, gains and losses are translated using average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statements of shareholders’ equity/capital deficiency and comprehensive income.

Deferred Offering Expenses

In accordance with ASC Topic 340, “Other Assets and Deferred Costs,” offering expenses related to legal, underwriting and accounting fees incurred in connection with the Company’s proposed IPO were deferred and subsequently charged against the gross proceeds of the offering upon the receipt of the capital raised. The Company incurred IPO related expenses amounting to $1,956,571 and $906,263 in 2010 and 2011, respectively. In February 2011, the Company completed its IPO; the deferred expenses were then charged against the gross proceeds. (Note 23)

Income Taxes

The Company accounts for income taxes under the asset and liability method, whereby deferred tax assets and liabilities are determined based on the differences between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon examination by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provision for income taxes. The Company did not identify significant unrecognized tax benefits for the years ended December 31, 2009, 2010 and 2011. The Company did not incur any interest or penalties related to potential underpaid income tax expenses.

Accounting for Share-based Compensation

The Company adopted the provisions of ASC 718 “Stock Compensation” and ASC 505-50 “Equity Based Payments to Non-Employees” for the share options granted. For options granted to the employees, the Company records share-based compensation expense based on the fair value of the award as of the date of grant and amortize the expenses over the vesting periods of the options. For options granted to the consultants, the Company records share-based compensation expenses based on the fair value of the award of the earlier of the performance commitment date or the date service is completed. The Company currently uses the Black-Scholes option-pricing model to estimate the fair value of its share-based payments. The Black-Scholes option-pricing model is based on a number of assumptions, including historical volatility, expected life, risk-free interest rate and expected dividends.

Comprehensive Income (Loss)

Comprehensive income (loss) includes all changes in equity during a period except for those resulting from investments by owners and distributions to owners. Comprehensive income (loss) is reported in the statements of shareholders’ equity/capital deficiency and comprehensive income.

Fair Value Measurements

The Company adopted the provisions of ASC Topic 820, “Fair Value Measurements and Disclosures.” This guidance defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles in the United States of America, and requires that assets and liabilities carried at fair value be classified and disclosed in one of the three categories, as follows:

Level 1:	Quoted market prices in active markets for identical assets and liabilities;
Level 2:	Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;
Level 3:	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

In January 2010, the FASB issued an accounting update that amended guidance and clarified the disclosure requirements about fair market value measurement. These amended standards require new disclosures for significant transfers of assets or liabilities between Level 1 and Level 2 in the fair value hierarchy; separate disclosures for purchases, sales, issuance and settlements of Level 3 fair value items on a gross, rather than net basis; and more robust disclosure of the valuation techniques and inputs used to measure Level 2 and Level 3 assets and liabilities. Except for the detailed disclosures of changes in Level 3 items, which are effective for the Company as of January 1, 2011, the remaining new disclosure requirements were effective for the Company as of January 1, 2010. The Company has included these new disclosures, as applicable, in Notes 17 and 18.

The carrying value of cash and cash equivalents, restricted time deposits, accounts receivable, short-term bank loan and notes and account payables approximates the fair value due to their short-term maturities. For recognition purposes, the Company measures its warrant liability and forward contracts at fair value on a recurring basis. See Notes 17 and 18 for further details on fair value measurements.

Recent Accounting Pronouncements

In May 2011, the FASB issued the Accounting Standards Update (“ASU”) No. 2011-04. This update provides amendments to ASC Topic 820, “. Fair Value Measurements and Disclosures,” that will provide more robust disclosures about: 1) for Level 3 measurements, the valuation processes used and the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs; 2) a reporting entity’s use of a nonfinancial asset in a way that differs from the asset’s highest and best use when that asset is measured at fair value in the statement of financial position or when its fair value is disclosed on the basis of its highest and best use; and 3) the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed (for example, a financial instrument that is measured at amortized cost in the statement of financial position but for which fair value is disclosed in accordance with ASC Topic 825, Financial Instruments). The amendment is effective for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Company is currently assessing the impact of the amendment on its consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05. This update provides amendments to ASC Topic 220, “Presentation of Comprehensive Income”, and the guidance requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The currently available option to disclose the components of other comprehensive income within the statement of shareholders’ equity will no longer be available. The amendment is effective for interim and annual periods beginning after December 15, 2011. The adoption of the standard will have no impact on our financial position or results of operations, but will result in a change in the presentation of the Company’s consolidated financial statements in 2012.

In September 2011, the FASB issued ASU No. 2011-08. This update amends ASC Topic 350, “Intangibles – Goodwill and Other,” by permitting entities to first perform a qualitative assessment to determine whether it is more likely than not (a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount. Based on the results of the qualitative assessment, if the entity determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, it would then perform the first step of the goodwill impairment test; otherwise, no further impairment test would be required. The amendment is effective for interim and annual periods beginning after December 15, 2011. The company is evaluating the impact of this update.